Operating Profit - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	£ 37.0	£ (81.0)	£ (215.0)
Major restructuring costs	1,105.0	809.0	1,056.0
Liquidation Or Disposal Of Overseas Subsidiary [member]
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	75.0	0.0	(109.0)
Subsidiaries [member]
Disclosure of Operating Profit [line items]
Another audit fee of the company's subsidiaries	£ 0.8	£ 0.0	£ 0.0